Matthews Japan Active ETFSeptember 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 96.5%
	Shares	Value
Industrials: 22.2%
Industrial Conglomerates: 5.9%
Hitachi, Ltd.	6,000	$159,664
Hikari Tsushin, Inc.	400	111,806
Sekisui Chemical Co., Ltd.	3,800	70,887
		342,357
Trading Companies & Distributors: 5.2%
Marubeni Corp.	7,300	182,791
ITOCHU Corp.	2,100	119,813
		302,604
Electrical Equipment: 4.1%
Mitsubishi Electric Corp.	5,800	149,355
Fuji Electric Co., Ltd.	1,300	87,532
		236,887
Construction & Engineering: 3.2%
Kajima Corp.	3,500	102,285
Kinden Corp.	2,500	85,672
		187,957
Ground Transportation: 2.1%
East Japan Railway Co.	4,900	120,107
Professional Services: 1.7%
Recruit Holdings Co., Ltd.	1,900	102,446
Total Industrials		1,292,358

Consumer Discretionary: 21.0%
Household Durables: 7.2%
Sony Group Corp.	12,900	372,015
Sumitomo Forestry Co., Ltd.	3,900	46,517
		418,532
Automobile Components: 3.9%
Sumitomo Electric Industries, Ltd.	3,800	108,531
Yokohama Rubber Co., Ltd.	2,000	74,280
GS Yuasa Corp.	2,000	47,398
		230,209
Automobiles: 3.3%
Toyota Motor Corp.	10,000	192,945
Specialty Retail: 2.7%
Fast Retailing Co., Ltd.	300	91,492
Sanrio Co., Ltd.	1,400	65,893
		157,385
Textiles, Apparel & Luxury Goods: 2.4%
Asics Corp.	5,300	138,955
Broadline Retail: 1.5%
Isetan Mitsukoshi Holdings, Ltd.	3,500	64,770
Ryohin Keikaku Co., Ltd.	1,100	21,935
		86,705
Total Consumer Discretionary		1,224,731

	Shares	Value

Financials: 16.1%
Banks: 8.0%
Mitsubishi UFJ Financial Group, Inc.	17,900	$290,162
Shizuoka Financial Group, Inc.	7,500	103,167
Rakuten Bank, Ltd.[a]	1,300	72,788
		466,117
Insurance: 5.2%
Tokio Marine Holdings, Inc.	4,800	203,753
T&D Holdings, Inc.	3,500	85,838
Sony Financial Group, Inc.[a]	12,600	13,992
		303,583
Financial Services: 2.9%
ORIX Corp.	6,400	168,228
Total Financials		937,928

Information Technology: 15.7%
Semiconductors & Semiconductor Equipment: 6.1%
Tokyo Electron, Ltd.	1,200	214,185
Kioxia Holdings Corp.[a]	2,200	72,621
Renesas Electronics Corp.	6,100	70,465
		357,271
IT Services: 5.1%
NEC Corp.	5,000	160,443
Fujitsu, Ltd.	5,700	134,467
		294,910
Electronic Equipment, Instruments & Components: 3.8%
TDK Corp.	8,300	120,747
Japan Aviation Electronics Industry, Ltd.	3,000	51,089
Anritsu Corp.	4,000	51,068
		222,904
Software: 0.7%
Digital Arts, Inc.	800	41,602
Total Information Technology		916,687

Communication Services: 6.9%
Entertainment: 4.1%
Nintendo Co., Ltd.	1,500	130,057
Capcom Co., Ltd.	2,700	73,549
Toei Animation Co., Ltd.	1,700	35,109
		238,715
Wireless Telecommunication Services: 1.7%
SoftBank Group Corp.	800	101,215
Media: 1.1%
CyberAgent, Inc.	5,300	63,736
Total Communication Services		403,666

Consumer Staples: 5.3%
Personal Care Products: 2.0%
Kao Corp.	2,700	117,938
Beverages: 1.8%
Asahi Group Holdings, Ltd.	8,800	105,796

Matthews Japan Active ETFSeptember 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Food Products: 1.5%
Ajinomoto Co., Inc.	3,000	$86,251
Total Consumer Staples		309,985

Health Care: 3.7%
Health Care Equipment & Supplies: 1.9%
Terumo Corp.	6,800	112,485
Pharmaceuticals: 1.8%
Sawai Group Holdings Co., Ltd.	5,200	70,579
Daiichi Sankyo Co., Ltd.	1,600	35,914
		106,493
Total Health Care		218,978

Materials: 3.1%
Chemicals: 3.1%
Shin-Etsu Chemical Co., Ltd.	3,800	124,870
Nippon Paint Holdings Co., Ltd.	7,800	53,343
Total Materials		178,213

Real Estate: 2.5%
Real Estate Management & Development: 2.5%
Mitsui Fudosan Co., Ltd.	7,000	76,453
Sumitomo Realty & Development Co., Ltd.	1,600	70,767
Total Real Estate		147,220

TOTAL COMMON EQUITIES		5,629,766
(Cost $4,675,597)
SHORT-TERM INVESTMENTS: 3.0%
	Shares	Value
Money Market Funds: 3.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[b]	172,934	$172,934
(Cost $172,934)

Total Investments: 99.5%		5,802,700
(Cost $4,848,531)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		30,713
Net Assets: 100.0%		$5,833,413

a	Non-income producing security.
b	Rate shown is the current yield as of September 30, 2025.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).